Cover Page	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Entity Registrant Name	OTONOMO TECHNOLOGIES LTD.
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001842498
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40744
Entity Address, Address Line One	16 Abba Eban Blvd.
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	467256
Entity Address, Country	IL